Note 3 - Investments (Details Textual) - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Windstream [Member]
Stock Issued During Period, Shares, Reverse Stock Splits	6
Verizon [Member] | Vodafone [Member]
Stock Dividends Shares Received		3,120
Verizon [Member]
Shares Purchased		5,000
LSI [Member] | Anago [Member]
Gain (Loss) on Sale of Investments		$ 281
Minimum [Member]
Short-term Investments Maturities Term	90 days
Maximum [Member]
Short-term Investments Maturities Term	1 year
Short-term Investments [Member]
Short-term Investments	$ 133,729	1,453,326
US Government Corporations and Agencies Securities [Member]
Available-for-sale Securities, Gross Unrealized Gain (Loss)	58,014	100,125
US Government Securities, at Carrying Value	3,676,005	3,605,513
Equity Securities [Member]
Unrealized Loss on Securities	5,516	1,171
Short-term Investments	133,729	1,453,326
Available-for-sale Securities, Gross Unrealized Gain (Loss)	$ (225,710)	$ 12,244